Client Name:
Client Project Name:	GSMBS 2024-PJ9
Start - End Dates:	7/6/2021 - 11/22/2021
Deal Loan Count:	15

Rating Agency ATR QM Data Fields

Loans in Report:	15

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
6EF50710-ED17-4377-9A4E-54F4D6406F66	QM: Safe Harbor (APOR)	No	Yes	XXXXXX	XXXXXX	No	Yes	1195	XXXXXX	3.0147	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
ABB62564-D1A5-44C9-8938-4D9728F3A396	QM: Safe Harbor (APOR)	No	Yes	XXXXXX	XXXXXX	No	Yes	4623.7	XXXXXX	3.0476	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	Yes	23313.67
FCA7B875-2B9D-49A2-8410-3ACD479C9949	QM: Safe Harbor (APOR)	No	Yes	XXXXXX	XXXXXX	No	Yes	1295	XXXXXX	3.0357	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
3FD0CB80-4A53-4FD2-89C8-B4E05BBA9013	QM: Safe Harbor (APOR)	No	Yes	XXXXXX	XXXXXX	No	Yes	2505.25	XXXXXX	3.0381	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
684F76B6-6669-4B59-9999-F54AF831D077	QM: Safe Harbor (APOR)	No	Yes	XXXXXX	XXXXXX	No	Yes	3408.95	XXXXXX	3.1664	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
FB1B50DD-203D-42EC-A071-DC0D9B3F9EC9	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	1495	XXXXXX	3.1492	Employed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
726CD65D-8C28-4D71-A6C3-3B749B42E412	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	1395	XXXXXX	3.266	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
3963865D-3A26-46CA-B624-CCF1F7498300	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	1195	XXXXXX	3.2751	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
282872A1-7026-49FC-9005-3E41CBB0C896	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	1350	XXXXXX	3.1911	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
5A395C15-B467-4ED2-BF50-C72F1FB6EE92	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	7094.63	XXXXXX	3.3364	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
CE262FA6-390E-4CCF-B893-4AFAC0EF32E6	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	1195	XXXXXX	3.2748	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
5977BF65-8ECF-445D-8203-E0B422116183	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	6133.8	XXXXXX	3.0487	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
36B605D6-647B-4341-B13C-4BD510E76C2B	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	0	XXXXXX	3.015	Retired	Employed	U.S. Citizen	U.S. Citizen	(No Data)	Yes	14103.9
2AEA1C52-F0A7-42F4-A401-FA785D2BDE3F	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	1195	XXXXXX	3.0649	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
37CF0D9E-EE4D-4DA5-9939-A18D06982A78	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	1195	XXXXXX	3.0389	Employed	(No Data)	Permanent Resident Alien	(No Data)	(No Data)	No	0

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